INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw and packaging materials	$ 1,373	$ 1,576
Products in process	684	715
Finished products	2,361	2,567
Materials in transit and payments on account	173	195
Inventories	$ 4,591	$ 5,053